Restructuring Charge - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Jun. 30, 2015
Restructuring and Related Activities [Abstract]
Restructuring charges	$ 2.0	$ 1.8
Restructuring charge outstanding	$ 1.6		$ 0.8